Investment in Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Investment in Pgl
Balance	$ 681
Initial investment		681
Additional investment	688
Share of losses	(162)
Balance	$ 1,207	$ 681